INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Deferred Tax Assets

	December 31,
	2012	2011
Tax asset in respect of:
Operating loss carryforward and deductions	$27,658	$22,642
Reserves, allowances and other	10	15

Net deferred tax asset before valuation allowance	27,668	22,657
Valuation allowance	(27,668)	(22,657)

Net deferred tax asset	$-	$-